Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2020 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 26.2%
	Communication Services - 2.4%
$260,000	AMC Networks, Inc.
	08/01/2025, 4.750%	$262,627
1,050,000	AT&T, Inc.
	08/15/2058, 5.300%	1,316,951
380,000	Charter Communications Operating LLC / Charter Communications Operating Capital
	10/23/2055, 6.834%	517,149
715,000	Cumulus Media New Holdings, Inc. (a)
	07/01/2026, 6.750%	597,139
520,000	DISH DBS Corporation
	07/01/2026, 7.750%	540,704
1,565,000	Embarq Corporation
	06/01/2036, 7.995%	1,673,501
490,000	Gray Television, Inc. (a)
	05/15/2027, 7.000%	518,697
100,000	Netflix, Inc.
	05/15/2029, 6.375%	117,482
120,000	TEGNA, Inc. (a)
	09/15/2029, 5.000%	113,288
1,045,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,128,279
1,540,000	VeriSign, Inc.
	07/15/2027, 4.750%	1,611,510
970,000	ViacomCBS, Inc.
	04/30/2036, 6.875%	1,189,421
		9,586,748
	Consumer Discretionary - 2.7%
100,000	Allison Transmission, Inc. (a)
	06/01/2029, 5.875%	101,290
550,000	American Axle & Manufacturing, Inc.
	04/01/2025, 6.250%	519,808
1,305,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,315,831
905,000	General Motors Company
	04/01/2046, 6.750%	988,243
910,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,041,942
1,665,000	L Brands, Inc.
	07/01/2036, 6.750%	1,393,189
1,190,000	Lear Corporation
	09/15/2027, 3.800%	1,143,939
1,840,000	Michaels Stores, Inc. (a)
	07/15/2027, 8.000%	1,485,459
260,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	242,402
1,065,000	Tapestry, Inc.
	07/15/2027, 4.125%	884,629
200,000	Taylor Morrison Communities, Inc. (a)
	06/15/2027, 5.875%	198,081
250,000	Tempur Sealy International, Inc.
	06/15/2026, 5.500%	251,204
1,280,000	Whirlpool Corporation
	06/01/2046, 4.500%	1,328,354
		10,894,371
	Consumer Staples - 1.7%
925,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,091,676
420,000	B&G Foods, Inc.
	09/15/2027, 5.250%	431,985
1,060,000	Conagra Brands, Inc.
	11/01/2048, 5.400%	1,412,998
1,260,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,355,994
950,000	Kraft Heinz Foods Company
	02/09/2040, 6.500%	1,126,290

1,200,000	Molson Coors Brewing Company
	05/01/2042, 5.000%	1,239,302
240,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	251,956
		6,910,201
	Energy - 7.4%
1,210,000	Apache Corporation
	02/01/2042, 5.250%	958,177
1,020,000	Archrock Partners LP / Archrock Partners Finance Corporation (a)
	04/01/2027, 6.875%	961,763
1,265,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,236,075
1,090,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,142,287
1,170,000	Continental Resources, Inc.
	01/15/2028, 4.375%	991,224
2,090,000	Denbury Resources, Inc. (a)
	02/15/2024, 7.750%	864,518
940,000	Devon Energy Corporation
	09/30/2031, 7.875%	1,007,469
1,290,000	Enable Midstream Partners LP (d)
	05/15/2044, 5.000%	926,162
1,009,000	Energy Transfer Operating LP
	07/01/2038, 7.500%	1,189,615
710,000	Enterprise Products Operating LLC (d)
	08/16/2077, 4.875% (3 Month LIBOR USD +2.986%)	622,666
1,480,000	Genesis Energy LP / Genesis Energy Finance Corporation
	10/01/2025, 6.500%	1,344,010
900,000	Halliburton Company
	09/15/2039, 7.450%	1,110,037
1,150,000	Hess Corporation
	01/15/2040, 6.000%	1,146,306
1,080,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,171,585
1,010,000	Kinder Morgan Energy Partners LP
	01/15/2038, 6.950%	1,353,561
1,010,000	Marathon Oil Corporation
	10/01/2037, 6.600%	966,760
70,000	Matador Resources Company
	09/15/2026, 5.875%	52,279
1,960,000	Montage Resources Corporation
	07/15/2023, 8.875%	1,691,705
625,000	MPLX LP
	03/01/2027, 4.125%	646,700
665,000	Murphy Oil Corporation
	08/15/2025, 5.750%	624,339
1,000,000	Occidental Petroleum Corporation
	03/15/2046, 6.600%	700,000
430,000	ONEOK Partners LP
	10/01/2036, 6.650%	473,788
430,000	Parsley Energy LLC / Parsley Finance Corporation (a)
	10/15/2027, 5.625%	422,395
1,220,000	PDC Energy, Inc.
	05/15/2026, 5.750%	1,130,824
1,200,000	Plains All American Pipeline LP / PAA Finance Corporation
	01/15/2037, 6.650%	1,239,931
1,980,000	SM Energy Company
	09/15/2026, 6.750%	1,016,849
1,935,000	Southwestern Energy Company
	04/01/2026, 7.500%	1,786,305
380,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corporation (a)
	01/15/2028, 5.500%	340,896
670,000	Valero Energy Corporation
	06/15/2037, 6.625%	872,183
480,000	Valero Energy Partners LP
	12/15/2026, 4.375%	525,629
1,850,000	W&T Offshore, Inc. (a)
	11/01/2023, 9.750%	1,051,013
		29,567,051
	Financials - 2.1%
1,020,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,053,283

905,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,355,452
1,150,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,146,153
1,125,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,349,175
1,110,000	Markel Corporation
	04/05/2046, 5.000%	1,282,817
1,155,000	Prudential Financial, Inc. (d)
	09/15/2048, 5.700% (3 Month LIBOR USD +2.665%)	1,246,265
1,205,000	Synchrony Financial
	08/04/2026, 3.700%	1,161,905
		8,595,050
	Health Care - 0.5%
1,250,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,332,771
600,000	MEDNAX, Inc. (a)
	01/15/2027, 6.250%	562,893
		1,895,664
	Industrials - 2.8%
80,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	80,608
1,020,000	BNSF Funding Trust I (d)
	12/15/2055, 6.613% (3 Month LIBOR USD +2.350%)	1,035,405
655,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	683,662
1,165,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	950,001
1,145,000	FedEx Corporation
	01/15/2044, 5.100%	1,283,892
260,000	H&E Equipment Services, Inc.
	09/01/2025, 5.625%	254,773
500,000	Harsco Corporation (a)
	07/31/2027, 5.750%	490,922
370,000	Herc Holdings, Inc. (a)
	07/15/2027, 5.500%	360,508
1,240,000	Kirby Corporation
	03/01/2028, 4.200%	1,196,948
585,000	Masco Corporation
	04/01/2026, 4.375%	639,887
100,000	Masonite International Corporation (a)
	02/01/2028, 5.375%	101,231
1,090,000	Owens Corning
	07/15/2047, 4.300%	1,041,629
1,235,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	988,000
100,000	Stericycle, Inc. (a)
	07/15/2024, 5.375%	102,563
610,000	Terex Corporation (a)
	02/01/2025, 5.625%	568,255
1,270,000	Westinghouse Air Brake Technologies Corporation (d)
	09/15/2028, 4.950%	1,334,138
		11,112,422
	Information Technology - 2.2%
420,000	Amkor Technology, Inc. (a)
	09/15/2027, 6.625%	445,122
300,000	Corning, Inc.
	11/15/2079, 5.450%	343,603
950,000	Hewlett Packard Enterprise Company
	10/15/2045, 6.350%	1,130,778
1,065,000	HP, Inc. (d)
	09/15/2041, 6.000%	1,193,050
495,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	518,270
1,170,000	Jabil, Inc.
	01/12/2028, 3.950%	1,211,730
1,140,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,317,291
520,000	NCR Corporation (a)
	09/01/2029, 6.125%	518,796
660,000	Seagate HDD Cayman
	06/01/2027, 4.875%	704,608

1,400,000	Tech Data Corporation
	02/15/2027, 4.950%	1,450,154
		8,833,402
	Materials - 1.9%
750,000	Allegheny Technologies, Inc. (d)
	08/15/2023, 7.875%	691,729
420,000	CF Industries, Inc.
	03/15/2044, 5.375%	449,715
570,000	Freeport-McMoRan, Inc.
	11/14/2034, 5.400%	565,956
335,000	Greif, Inc. (a)
	03/01/2027, 6.500%	336,613
915,000	International Paper Company
	11/15/2039, 7.300%	1,296,560
610,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	629,177
230,000	Olin Corporation
	02/01/2030, 5.000%	198,333
285,000	Sonoco Products Company
	11/01/2040, 5.750%	344,487
1,980,000	The Chemours Company
	05/15/2027, 5.375%	1,785,653
1,110,000	The Mosaic Company
	11/15/2043, 5.625%	1,138,560
375,000	Vulcan Materials Company
	06/15/2047, 4.500%	398,702
		7,835,485
	Real Estate - 0.8%
100,000	Iron Mountain, Inc. (a)
	09/15/2029, 4.875%	100,540
1,300,000	MPT Operating Partnership LP / MPT Finance Corporation
	10/15/2027, 5.000%	1,347,977
1,290,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,256,886
220,000	The Howard Hughes Corporation (a)
	03/15/2025, 5.375%	209,685
205,000	United Rentals North America, Inc.
	11/15/2027, 3.875%	205,987
		3,121,075
	Utilities - 1.7%
370,000	Calpine Corporation (a)
	03/15/2028, 5.125%	376,706
1,210,000	Edison International
	03/15/2028, 4.125%	1,264,244
920,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,084,167
1,200,000	NextEra Energy Capital Holdings, Inc. (d)
	12/01/2077, 4.800% (3 Month LIBOR USD +2.409%)	1,225,389
1,035,000	PSEG Power LLC
	04/15/2031, 8.625%	1,427,720
1,600,000	The Southern Company (d)
	03/15/2057, 5.500% (3 Month LIBOR USD +3.630%)	1,622,844
		7,001,070
	TOTAL CORPORATE BONDS (Cost $107,714,297)	105,352,539

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.5%
	Federal Home Loan Banks
400,000	09/10/2021, 3.000%	413,948
315,000	10/12/2021, 3.000%	327,153
240,000	11/29/2021, 1.875%	246,210
265,000	12/10/2021, 2.625%	274,706
240,000	03/11/2022, 2.250%	248,571
245,000	03/11/2022, 2.500%	254,831
175,000	06/10/2022, 2.125%	181,666
150,000	09/09/2022, 2.000%	155,886
50,000	06/09/2023, 2.125%	52,723
460,000	06/09/2028, 3.250%	539,876
300,000	11/16/2028, 3.250%	357,589
150,000	07/15/2036, 5.500%	234,420
		3,287,579
	Federal Home Loan Mortgage Corporation
255,000	01/13/2022, 2.375%	264,009

50,000	06/19/2023, 2.750%	53,831
150,000	09/15/2029, 6.750%	226,898
200,000	03/15/2031, 6.750%	315,605
50,000	07/15/2032, 6.250%	78,802
		939,145
	Federal National Mortgage Association
310,000	10/07/2021, 1.375%	314,967
260,000	01/05/2022, 2.000%	267,465
260,000	01/11/2022, 2.625%	270,187
130,000	04/05/2022, 1.875%	134,073
125,000	04/12/2022, 2.250%	129,809
130,000	09/06/2022, 1.375%	133,435
110,000	10/05/2022, 2.000%	114,604
110,000	01/19/2023, 2.375%	116,259
100,000	09/24/2026, 1.875%	107,382
350,000	05/15/2029, 6.250%	508,335
200,000	01/15/2030, 7.125%	312,078
220,000	05/15/2030, 7.250%	349,884
150,000	11/15/2030, 6.625%	232,949
200,000	07/15/2037, 5.625%	325,073
1,250,000	06/15/2040, 4.000% (c)	1,330,811
8,940,000	06/15/2041, 3.500% (c)	9,431,700
8,760,000	06/15/2041, 4.500% (c)	9,464,906
5,090,000	06/15/2042, 3.000% (c)	5,355,237
1,680,000	06/15/2045, 2.500% (c)	1,743,197
		30,642,351
	Government National Mortgage Association
1,600,000	06/15/2041, 4.000% (c)	1,704,688
1,600,000	06/15/2042, 3.500% (c)	1,694,281
1,600,000	06/15/2042, 4.000% (c)	1,704,437
610,000	06/15/2043, 3.000% (c)	644,074
1,445,000	06/15/2045, 3.000% (c)	1,529,781
1,600,000	06/15/2045, 3.500% (c)	1,696,500
1,000,000	06/15/2049, 2.500% (c)	1,052,422
1,320,000	06/01/2050, 2.500% (c)	1,388,836
		11,415,019
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $45,813,158)	46,284,094

U.S. GOVERNMENT AGENCY ISSUES - 1.0%
	Utilities - 1.0%
	Tennessee Valley Authority
340,000	08/15/2022, 1.875%	352,139
180,000	09/15/2024, 2.875%	199,555
325,000	11/01/2025, 6.750%	433,959
430,000	02/01/2027, 2.875%	484,474
440,000	05/01/2030, 7.125%	681,918
650,000	04/01/2036, 5.880%	1,003,791
80,000	01/15/2038, 6.150%	128,691
500,000	09/15/2039, 5.250%	739,245
170,000	12/15/2042, 3.500%	208,637
		4,232,409
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $3,755,751)	4,232,409

U.S. GOVERNMENT NOTES/BONDS - 60.5%
	U.S. Treasury Bonds - 29.1%
	United States Treasury Bonds
14,420,000	11/15/2021, 8.000%	16,067,034
900,000	08/15/2023, 6.250%	1,074,586
11,025,000	02/15/2026, 6.000%	14,528,883
950,000	11/15/2027, 6.125%	1,343,508
3,410,000	08/15/2028, 5.500%	4,770,603
735,000	11/15/2028, 5.250%	1,020,975
780,000	02/15/2029, 5.250%	1,091,254
2,110,000	05/15/2030, 6.250%	3,262,052
930,000	11/15/2039, 4.375%	1,463,987
1,265,000	02/15/2040, 4.625%	2,053,228
2,000,000	05/15/2040, 4.375%	3,164,649
3,435,000	11/15/2040, 4.250%	5,368,664
3,745,000	02/15/2041, 4.750%	6,208,947
5,265,000	05/15/2041, 4.375%	8,372,995
3,295,000	08/15/2041, 3.750%	4,848,798
1,140,000	02/15/2043, 3.125%	1,545,524

4,740,000	08/15/2043, 3.625%	6,921,881
4,625,000	11/15/2043, 3.750%	6,887,366
1,575,000	02/15/2044, 3.625%	2,307,406
		92,302,340
	United States Treasury Inflation Indexed Bonds
199,643	07/15/2023, 0.375%	204,931
50,302	10/15/2024, 0.125%	51,791
1,013,304	01/15/2025, 2.375%	1,147,240
1,014,374	01/15/2026, 2.000%	1,157,096
1,546,248	01/15/2028, 1.750%	1,815,941
845,806	04/15/2028, 3.625%	1,119,278
1,490,740	01/15/2029, 2.500%	1,878,279
1,852,730	04/15/2029, 3.875%	2,566,425
376,211	01/15/2030, 0.125%	398,725
2,079,463	04/15/2032, 3.375%	3,035,706
1,570,386	02/15/2040, 2.125%	2,268,013
1,762,097	02/15/2041, 2.125%	2,581,057
1,267,953	02/15/2042, 0.750%	1,488,621
1,465,084	02/15/2043, 0.625%	1,690,742
1,041,059	02/15/2044, 1.375%	1,395,607
849,493	02/15/2045, 0.750%	1,018,539
348,592	02/15/2046, 1.000%	443,666
256,627	02/15/2047, 0.875%	321,027
230,276	02/15/2048, 1.000%	298,510
		24,881,194
	U.S. Treasury Notes - 31.4%
	United States Treasury Notes
8,875,000	08/31/2021, 1.125%	8,980,217
8,995,000	08/31/2021, 2.000%	9,198,793
4,725,000	09/15/2021, 2.750%	4,881,331
5,860,000	09/30/2021, 1.125%	5,933,253
8,130,000	09/30/2021, 2.125%	8,340,713
7,885,000	10/15/2021, 2.875%	8,177,453
6,300,000	10/31/2021, 1.250%	6,395,484
7,295,000	10/31/2021, 2.000%	7,483,787
3,360,000	11/15/2021, 2.000%	3,449,381
4,980,000	11/15/2021, 2.875%	5,175,407
5,695,000	11/30/2021, 1.750%	5,830,145
4,360,000	11/30/2021, 1.875%	4,471,810
5,635,000	12/31/2021, 2.000%	5,797,997
4,935,000	12/31/2021, 2.125%	5,087,484
4,865,000	01/15/2022, 2.500%	5,048,768
3,765,000	01/31/2022, 1.500%	3,848,389
5,245,000	01/31/2022, 1.875%	5,394,052
1,465,000	02/15/2022, 2.000%	1,510,953
4,195,000	02/15/2022, 2.500%	4,361,653
910,000	02/28/2022, 1.750%	935,167
1,015,000	02/28/2022, 1.875%	1,045,212
		111,347,449
	United States Treasury Inflation Indexed Notes
1,576,364	01/15/2024, 0.625%	1,633,910
1,371,383	04/15/2024, 0.500%	1,418,606
146,752	07/15/2024, 0.125%	150,766
1,443,932	01/15/2025, 0.250%	1,491,157
653,058	07/15/2025, 0.375%	684,344
1,124,310	01/15/2026, 0.625%	1,194,858
812,999	07/15/2026, 0.125%	847,146
1,073,883	01/15/2027, 0.375%	1,136,472
1,060,446	07/15/2027, 0.375%	1,131,858
1,423,131	01/15/2028, 0.500%	1,533,165
719,796	07/15/2028, 0.750%	796,269
1,497,567	01/15/2029, 0.875%	1,673,395
1,094,841	07/15/2029, 0.250%	1,173,467
		14,865,413
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $231,746,479)	243,396,396

SHORT-TERM INVESTMENTS - 9.5%
Shares	Money Market Funds - 9.5%
38,051,485	First American Government Obligations Fund - Class X, 0.091% (b) (e)	38,051,485
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,051,485)	38,051,485
	TOTAL INVESTMENTS - 108.7% (Cost $427,081,170)	437,316,923
	Liabilities in Excess of Other Assets - (8.7)%	(35,183,923)
	NET ASSETS - 100.0%	$402,133,000

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2020, the value of these securities amounted to $11,403,339 or 2.8% of net assets.

(b)	Annualized seven-day yield as of May 31, 2020.
(c)	Security purchased on a forward-commitment basis (“TBA commitment”). On May 31, 2020, the total value of TBA commitments was $38,740,870 or 9.6% of net assets.
(d)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at May 31, 2020.
(e)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At May 31, 2020, the value of securities pledged amounted to $38,051,485. In addition, the Fund held cash collateral in the amount of $800,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$105,352,539	$-	$105,352,539
Mortgage Backed Securities - U.S. Government Agency	-	46,284,094	-	$46,284,094
U.S. Government Agency Issues	-	4,232,409	-	$4,232,409
U.S. Government Notes/Bonds	-	243,396,396	-	$243,396,396
Short-Term Investments	38,051,485	-	-	$38,051,485
Total Investments in Securities	$38,051,485	$399,265,438	$-	$437,316,923

^See Schedule of Investments for sector breakouts.
For the period ended May 31, 2020, the Fund did not recognize any transfers into or out of Level 3.